Dreyfus
Municipal Bond
Fund, Inc.
Semi-Annual
Report


February 28, 1999

Year 2000 Issues (Unaudited)

   The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to provide you with this report on the Dreyfus Municipal Bond Fund, Inc. for the six-month period ended February 28, 1999. Your fund produced a total return, including share price changes and dividend income generated, of 1.56%,* and an annualized tax-free distribution rate per share of 4.89%.**

The Economy

   The economy in the period ended February 28, 1999 had several persistent themes. These included weakness in the world economy, strength in the U.S. economy, pervasive disinflation and action by central banks to lower interest rates in many parts of the world.

   Weakness in the world economy started in Asia with economic and financial stresses throughout most of that continent. While China was able to generate economic expansion by government spending, economic declines occurred in most of the rest of Asia. The most severe phase occurred when Asian currencies dropped and short-term interest rates rose. Tentative signs of a bottoming of the crises in Asia had emerged by the end of your fund's fiscal year. However, Latin America had begun to weaken in the aftermath of Brazilian economic weakness.

   Europe was full of optimism about the benefits of currency unification into the Euro as of year-end 1998. The reality was that economic growth in Europe began 1998 at a modest pace and showed signs of stagnation by year-end. Even so, the new European central bank postponed any reduction in interest rates in early 1999, probably because of a desire to build anti- inflationary credibility.

   The U.S. economy over the last year grew at an impressively high rate despite the economic weakness overseas. A major reason for this was that the negative effects of foreign economic weakness on the traditional industrial sector were offset by positive effects elsewhere in the economy. Low inflation and low interest rates stimulated the housing and consumer sectors, while the technology sector continued to expand.

   The Federal Reserve Board eased monetary policy three times beginning on September 30, 1998, lowering the Federal Funds rate from 5.50% to 4.75%. This was not because of any shortfall in U.S. economic growth. Rather, it was a response to the financial stresses that started with the Russian default in the summer of 1998 and culminated in the liquidity crisis of an overleveraged hedge fund in the September/October period. Despite widespread fears, the U.S. economy never did slow. Long-term interest rates declined into early October, when fears of financial crisis, deflation and possible economic recession were at their greatest. However, long-term rates then drifted higher as the financial stresses eased and the feared economic slowdown did not materialize.

Market Environment

   So far in 1999, the environment for municipal securities has been favorable. Investors continue to display a desire to add to their holdings of tax-exempt bonds, while the available supply of new issues to date has slowed considerably from last year's near record of $284 billion. In the current environment, it is unlikely that this year's calendar will surpass last year's issuance. The market's most recent adjustment to higher yields does not seem to have deterred investor buying. This support for tax-exempt securities is best illustrated by the relative performance of municipals to Treasuries. For much of 1998, the U.S. Treasury market was well supported in the wake of global turmoil. Treasury prices were bid sharply higher in the flight to safety, while municipal yields became increasingly attractive. Historically, long-term high-grade municipals have yielded 80% to 85% of the yields available on comparable Treasuries. During the height of last year's turmoil, the ratio rose to 100%. In recent weeks this ratio has fallen below 90%, as the rise in Treasury yields has outpaced that of municipals. Much of the municipal market's support is directly attributable to crossover buyers who "cross over" from purchasing taxable bonds to the cheaper municipals in order to capitalize at a later date when the yield ratios normalize. Such a reversal could potentially provide a large source of municipal supply for the market. This potential, coupled with uncertainty regarding what the Federal Reserve Board's leaning is on the economy's strength and interest rates, will keep the municipal market on alert.

Portfolio Focus

   Throughout the past six-month period, management of the fund continued to emphasize securities transactions that it believed would enhance the portfolio's principal value. While the market was not especially volatile during the period, we exercised many opportunities to fine-tune the fund's holdings for the purpose of improving total return potential. Often, the securities' sales we executed resulted in realized capital gains. Nonetheless, because our outlook for the municipal market continued to be positive throughout the period, our efforts in managing the fund were designed to maximize the fund's total return performance. In fact, to attain that objective, it was as important to focus on the structure of the individual bonds held in the portfolio as on the sectors in which the bond might be sited. For example, as the market's expectation of inflation's rate of increase changed from time to time, the bond coupons preferred by the marketplace also changed, and we bought and sold securities to adapt the portfolio to the market's changing moods. Similarly, we adjusted portfolio holdings so that the call features on the bonds held were, in our judgment, the most advantageous in view of our market outlook. Our efforts are continually directed toward attaining the income objectives of the fund's shareholders, via the ownership of securities that will be sought by other buyers of municipal securities.

   Included in this report are detailed statements showing the fund's portfolio holdings and financial condition: we hope that you find them informative. Please know that we greatly appreciate your continued investment in the fund, as well as your confidence in The Dreyfus Corporation.

                                  Very truly yours,

                                  /s/ Richard J. Moynihan
                                  Director, Municipal Portfolio Management
                                  The Dreyfus Corporation

March 18, 1999
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.

** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period, adjusted for any capital gain distributions. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

Dreyfus Municipal Bond Fund, Inc.
Statement of Investments                        February 28, 1999 (Unaudited)

                                                                                            Principal
Long-Term Municipal Investments--99.1%                                                         Amount            Value
-------------------------------------------------------------------------------           --------------    -------------
Alabama--2.5%
Alabama Housing Finance Authority, SFMR:
   6.45%, 10/1/2025............................................................           $   7,070,000    $   7,541,710
   6.10%, 10/1/2027............................................................               9,915,000       10,504,645
Alabama Industrial Development Authority, SWDR (Pine City Fiber Co.)
   6.45%, 12/1/2023............................................................              23,000,000       24,275,580
Alabama Public School and College Authority,
   Capital Improvement 4.25%, 11/1/2018 (Insured; FSA).........................              20,000,000       18,145,600
Industrial Development Board of the Town of Courtland, SWDR
   (Champion International Corp. Project)
   7%, 11/1/2022...............................................................               8,100,000        8,758,530
The Industrial Development Board of the Town of McIntosh,
   Environmental Facilities Refunding Revenue (Ciba Specialty Chemicals
   Corp. Project)
   5.375%, 6/1/2028............................................................               8,855,000        8,996,414
Alaska--.5%
Alaska Housing Finance Corp.
   (Collateralized Veterans Mortgage Program)
   6.375%, 12/1/2027...........................................................               6,875,000        7,344,769
Anchorage, Electric Utility Revenue, Refunding
   6.50%, 12/1/2015 (Insured; MBIA)............................................               6,135,000        7,361,816
Arizona--1.1%
The Industrial Development Authority of the County of Apache, PCR, Refunding
   (Tucson Electric Power Co. Project) 5.875%, 3/1/2033........................              17,550,000       17,521,569
Pima County Industrial Development Authority, Industrial Revenue
   (Tucson Electric Power Co. Project) 6%, 9/1/2029............................              15,500,000       15,550,220
Arkansas--.7%
Little River County, Revenue, Refunding (Georgia-Pacific Corp. Project)
   5.60%, 10/1/2026............................................................              22,600,000       22,488,582
California--6.6%
Airport Commission City and County of San Francisco
   (San Francisco International Airport):
     6.50%, 5/1/2015 (Insured; FGIC)...........................................              10,100,000       11,346,138
     4.50%, 5/1/2023 (Insured; MBIA)...........................................              25,000,000       23,305,500
     4.50%, 5/1/2028 (Insured; MBIA)...........................................              16,000,000       14,789,120
Anaheim Public Financing Authority, LR (Public Improvement Project)
   Zero Coupon, 9/1/2036 (Insured; FSA)........................................              33,150,000        4,701,333
California 4.50%, 12/1/2021 (Insured; FGIC)....................................              20,000,000       18,661,400
California Higher Education Loan Authority, Inc.,
   Student Loan Revenue, Refunding 6.50%, 6/1/2005.............................              19,250,000       20,983,270
California Statewide Communities Development Authority:
   LR 8%, 10/1/2033 (a)........................................................              20,750,000       21,877,555
   Special Facilities Revenue 8.643%, 10/1/2034 (a)............................              24,500,000       25,656,400

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              February 28, 1999 (Unaudited)

                                                                                            Principal
Long-Term Municipal Investments (continued)                                                   Amount            Value
-------------------------------------------------------------------------------           --------------    -------------
California (continued)
Department of Water and Power of The City of Los Angeles,
   Water Works Revenue, Refunding 4.50%, 10/15/2024...........................            $   15,000,000   $   13,850,850
Los Angeles, Wastewater System Revenue, Refunding
   4%, 6/1/2014 (Insured; MBIA)...............................................                 7,465,000        6,911,396
San Diego County, COP, Refunding (Interim Justice Facilities Project)
   6.50%, 8/1/2007............................................................                 9,805,000       10,583,223
San Joaquin Hills Transportation Corridor Agency,
   Toll Road Revenue, Refunding:
     Zero Coupon, 1/15/2034 (Insured; MBIA)...................................               120,000,000       19,780,800
     Zero Coupon, 1/15/2035 (Insured; MBIA)...................................               100,000,000       15,654,000
Colorado--1.9%
City of Colorado Springs, Utilities System Subordinate Lien Improvement
Revenue
   4.75%, 11/15/2026..........................................................                 7,000,000        6,662,950
City and County of Denver:
   Airport Revenue:
     7.25%, 11/15/2023 (Prerefunded 11/15/2002) (b)...........................                 6,390,000        7,286,134
     7.25%, 11/15/2023........................................................                19,375,000       21,384,575
   Special Facilities Airport Revenue (United Airlines Project)
     6.875%, 10/1/2032........................................................                11,250,000       12,039,637
E-470 Public Highway Authority, Senior Revenue, Refunding
   4.75%, 9/1/2023 (Insured; MBIA)............................................                11,590,000       11,096,266
Connecticut--1.9%
Connecticut Development Authority, PCR, Refunding
   (The Connecticut Light and Power Co. Project) 5.85%, 9/1/2028..............                15,000,000       15,054,900
Connecticut Housing Finance Authority (Housing Mortgage Finance Program):
   6.70%, 11/15/2012..........................................................                 3,295,000        3,577,349
   6.30%, 5/15/2024...........................................................                 7,240,000        7,659,775
   6.50%, 5/15/2027...........................................................                 3,845,000        4,111,843
Connecticut Resource Recovery Authority
   (American Fuel Co. Project) 6.45%, 11/15/2022..............................                 7,325,000        7,792,335
Mashantucket Western Pequot Tribe, Special Revenue:
   6.40%, 9/1/2011 (Prerefunded 9/1/2007) (b,c)...............................                 9,170,000       10,770,257
   6.40%, 9/1/2011 (c)........................................................                 9,330,000       10,330,549
Delaware--.5%
Delaware Economic Development Authority, Water Development Revenue
   (Wilmington Suburban Water Corp. Project) 6.80%, 12/1/2023.................                 8,000,000        8,559,040
Delaware Housing Authority, Senior SFMR
   6.45%, 1/1/2026............................................................                 8,010,000        8,535,216
District of Columbia--3.2%
Metropolitan Washington Airports Authority, Airport System Revenue:
   6.625%, 10/1/2012 (Insured; MBIA)..........................................                40,400,000       44,511,508
   6.625%, 10/1/2019 (Insured; MBIA)..........................................                23,600,000       26,001,772

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              February 28, 1999 (Unaudited)

                                                                                            Principal
Long-Term Municipal Investments (continued)                                                   Amount            Value
-------------------------------------------------------------------------------           --------------    -------------

District of Columbia (continued)
Washington Convention Center Authority, Senior Lien Dedicated Tax Revenue
   4.75%, 10/1/2028 (Insured; AMBAC)...........................................           $   32,000,000   $   29,949,760
Florida--6.1%
Brevard County Housing Finance Authority, SFMR 6.80%, 3/1/2028.................                5,845,000        6,307,690
Florida Community Services Corp. Walton County, Water and Sewer Revenue
   (South Walton County Regional Utility) 7%, 3/1/2018.........................                3,500,000        3,880,555
Florida State Board of Education, Public Education Capital Outlay
   Refunding 4.50%, 6/1/2021...................................................               13,065,000       12,217,735
Florida State Department Juvenile Justice Lease Certificate
   (185 Bed Juvenile Residential) 5.20%, 6/15/2019 (Insured; MBIA).............               14,000,000       14,344,400
Florida, Department of Management Services, Florida Facilites Pool Revenue
   4.50%, 9/1/2028 (Insured; FSA)..............................................               12,620,000       11,642,581
Florida Turnpike Authority, Turnpike Revenue
   4.50%, 7/1/2028 (Insured; FSA) (d)..........................................               22,000,000       20,267,500
Gulf Breeze, Revenue (Capital Funding)
   4.50%, 10/1/2027 (Insured; MBIA)............................................               47,080,000       43,483,088
Orlando Utilities Commission, Water and Electric Revenue, Refunding
   6.75%, 10/1/2017............................................................               15,875,000       19,336,861
Palm Beach County, Solid Waste IDR:
   (Okeelanta Power Limited Partnership Project) 6.70%, 2/15/2015 (e)..........               23,400,000       18,486,000
   (Osceola Power Limited Partnership) 6.95%, 1/1/2022 (e).....................               33,800,000       26,364,000
Polk County Industrial Development Authority, IDR
   (IMC Fertilizer) 7.525%, 1/1/2015...........................................               15,200,000        16,474,976
Georgia--.3%
Georgia Housing and Finance Authority, Single Family Mortgage
   6.55%, 12/1/2027............................................................                9,440,000        10,055,866
Hawaii--.3%
Honolulu City and County Wastewater System Revenue
   4.50%, 7/1/2028 (Insured; FGIC).............................................                9,000,000         8,239,680
Idaho--.3%
Idaho Housing Agency, Multi-Family Housing Refunding
   6.70%, 7/1/2024.............................................................               10,050,000        10,682,647
Illinois--4.9%
Chicago Board of Education:
   (Chicago School Reform) Zero Coupon, 12/1/2028 (Insured; FGIC)..............               13,000,000         2,685,800
   Refunding:
     Zero Coupon, 12/1/2017 (Insured; FGIC)....................................               10,000,000         3,795,600
     Zero Coupon, 12/1/2018 (Insured; FGIC)....................................               25,000,000         8,977,000
Chicago, Midway Airport Revenue
   5%, 1/1/2031 (Insured; MBIA)................................................               17,450,000        16,895,264

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              February 28, 1999 (Unaudited)

                                                                                            Principal
Long-Term Municipal Investments (continued)                                                   Amount            Value
-------------------------------------------------------------------------------           --------------    -------------
Illinois (continued)
Chicago O'Hare International Airport, Revenue
   Special Facilities (United Airlines Inc. Project):
     5.35%, 9/1/2016...........................................................           $   10,850,000   $   10,837,631
     8.50%, 5/1/2018...........................................................                6,500,000        6,936,280
     8.85%, 5/1/2018...........................................................               14,495,000       15,989,290
Illinois Development Finance Authority, Revenue
   Pollution Control, Refunding (Central Illinois Public Service Co.)
   6.375%, 1/1/2028............................................................               14,000,000       14,930,160
Illinois Educational Facilities Authority, Revenue
   (Illinois Institute of Technology)
   Refunding 6.875%, 12/1/2015.................................................                7,250,000        8,237,160
Illinois Health Facilities Authority, Revenue, Refunding:
   (Evangelical Hospitals) 6.50%, 4/15/2009 (Insured; FSA).....................                5,000,000        5,893,500
   (Mercy Hospital and Medical Center) 7%, 1/1/2015............................                7,500,000        7,982,925
Illinois Housing Development Authority:
   Homeowner Mortgage Revenue:
     6.70%, 8/1/2025...........................................................                3,150,000        3,361,428
   ..6.625%, 8/1/2026..........................................................               14,485,000       15,476,643
   Multi-Family Housing (Lawndale Redevelopment Project) 6.90%, 12/1/2026......                8,750,000        9,596,125
   Multi-Family Program 6.75%, 9/1/2021........................................                8,750,000        9,260,300
   Section 8 Elderly Housing Revenue (Morningside North Development)
     6.85%, 1/1/2021 (Prerefunded 1/1/2003) (b)................................               11,220,000       12,578,069
Indiana--1.7%
Brownsburg School Building Corp., First Mortgage
   6.10%, 2/1/2013 (Insured; FSA) (Prerefunded 2/1/2005) (b)...................                7,500,000        8,474,475
Indiana Health Facility Financing Authority, HR
   (Clarian Health Partners, Inc.) 6%, 2/15/2021...............................               18,000,000       19,506,780
Indiana Transportation Finance Authority, Airport Facility LR
   6.50%, 11/1/2007............................................................                5,635,000        6,189,315
IPS School Building Corp., First Mortgage
   6.10%, 1/15/2020 (Prerefunded 7/15/2004) (b)................................               11,000,000       12,386,550
Logansport Multi-Purpose School Building Corp., First Mortgage Refunding
   6%, 1/1/2009................................................................                7,645,000        8,228,008
Iowa--.4%
Iowa Finance Authority, SFMR (Mortgage Backed Securities Program)
   6.65%, 7/1/2028.............................................................               10,800,000       11,536,560
Kansas--1.1%
Wichita, HR 6.464%, 10/1/2022 (Insured; MBIA)..................................               31,300,000       34,334,222
Kentucky--2.4%
City of Ashland, Sewage and Solid Waste Revenue
   (Ashland Inc. Project) 7.125%, 2/1/2022.....................................               13,170,000       14,862,345

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              February 28, 1999 (Unaudited)

                                                                                            Principal
Long-Term Municipal Investments (continued)                                                   Amount            Value
-------------------------------------------------------------------------------           --------------    -------------
Kentucky (continued)
Carrollton and Henderson Public Energy Authority,
   Gas Revenue (Kentucky Trust) 5%, 1/1/2009 (Insured; FSA)....................           $   13,000,000   $   13,622,440
Kenton County Airport Board, Airport Revenue,
   Special Facilities (Delta Airlines Project):
     7.125%, 2/1/2021..........................................................                8,455,000        9,095,889
     6.125%, 2/1/2022..........................................................               10,000,000       10,215,300
Mount Sterling, LR (Kentucky League Cities Funding)
   6.10%, 3/1/2018.............................................................                7,955,000        9,015,401
Pendleton County, Multi-County LR
   (Kentucky Associates Counties Leasing Trust Program) 6.50%, 3/1/2019........               18,500,000       19,714,155
Louisiana--.9%
Parish of West Feliciana, PCR:
   (Gulf States Utilities Co. Project) 9%, 5/1/2015............................               13,500,000       14,519,790
   (Gulf States Utilities-I) 7.70%, 12/1/2014..................................               14,000,000       15,383,060
Maine--.7%
Maine Financial Authority, Solid Waste Revenue
   Recycling Facilities (Great Northern Paper, Inc. Project-Bowater Inc. Obligor)
   7.75%, 10/1/2022............................................................                8,165,000        9,024,366
Maine Housing Authority, Mortgage Purchase
   6.875%, 11/15/2023..........................................................               12,320,000       13,376,933
Maryland--2.5%
Community Development Administration,
   Department of Housing and Community Development State of Maryland:
     6%, 7/1/2039..............................................................               10,000,000       10,559,400
     (Single Family Program):
       6.80%, 4/1/2024.........................................................               33,400,000       35,301,128
       6.55%, 4/1/2026.........................................................                9,190,000        9,879,985
       6.75%, 4/1/2026.........................................................               19,990,000       21,463,463
Massachusetts--3.4%
Massachusetts Bay Transportation Authority, General Transportation System,
Refunding:
   4.75%, 3/1/2021 (Insured; MBIA).............................................               14,145,000       13,467,596
   4.50%, 3/1/2026 (Insured; MBIA).............................................               29,250,000       26,952,997
Massachusetts Health and Educational Facilities Authority, Revenue
   (Brandeis University) 4.75%, 10/1/2028 (Insured; MBIA)......................               14,050,000       13,271,630
Massachusetts Housing Finance Agency, Revenue:
   Housing:
     6.50%, 7/1/2025 (Insured; AMBAC)..........................................                4,140,000        4,466,191
     6.60%, 1/1/2037 (Insured; AMBAC)..........................................                7,100,000        7,673,254
   Single Family Housing:
     7.125%, 6/1/2025..........................................................               12,975,000       13,841,081
     6.65%, 12/1/2027..........................................................                7,200,000        7,759,368

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              February 28, 1999 (Unaudited)

                                                                                            Principal
Long-Term Municipal Investments (continued)                                                   Amount            Value
-------------------------------------------------------------------------------           --------------    -------------
Massachusetts (continued)
Massachusetts Industrial Finance Agency, Revenue
   Museum (Norman Rockwell Stockbridge) 8.125%, 7/1/2011.......................           $    2,825,000   $    2,981,420
Massachusetts Turnpike Authority, Metropolitan Highway System Revenue
   5.25%, 1/1/2029 (Insured; MBIA).............................................               15,000,000       15,235,350
Michigan--2.7%
Charter County of Wayne, Special Airport Facilities Revenue, Refunding
   (Northwest Airlines, Inc., Facilities) 6.75%, 12/1/2015.....................                8,775,000        9,557,642
Clarkston Community Schools 5.25%, 5/1/2023 (Insured; MBIA)....................                8,295,000        8,401,674
The Economic Development Corp. of the County of Gratiot,
   Limited Obligation EDR
   (Danly Die Set Project) 7.625%, 4/1/2007....................................                3,200,000        3,446,944
Michigan Hospital Finance Authority, Revenue
   Hospital, Refunding (Genesys Health System Obligated Group):
     8.125%, 10/1/2021 (Prerefunded 10/1/2005) (b).............................               15,000,000       18,810,900
     7.50%, 10/1/2027 (Prerefunded 10/1/2005) (b)..............................               15,300,000       18,401,922
Michigan Housing Development Authority, SFMR
   6.20%, 12/1/2027............................................................               23,845,000       25,476,952
Minnesota--1.8%
Minnesota Housing Finance Agency, Single Family Mortgage:
   6.90%, 7/1/2022.............................................................                6,410,000        6,848,508
   6.50%, 7/1/2024.............................................................               15,755,000       16,777,657
   6.45%, 7/1/2025.............................................................               30,210,000       32,095,406
Missouri--.4%
Missouri Higher Education Loan Authority, Student Loan Revenue
   6.75%, 2/15/2009............................................................               11,500,000       12,285,220
Nebraska--1.5%
Omaha Public Power District, Electric Revenue 5.50%, 2/1/2014..................               44,800,000       48,738,816
Nevada--1.4%
Clark County, Industrial Development Revenue, Refunding
   (Nevada Power Co. Project) 5.90%, 10/1/2030.................................               15,500,000       15,516,430
Nevada Housing Division (Single Family Program)
   6.80%, 4/1/2027.............................................................                9,960,000       10,610,388
Washoe County:
   Gas Facilities Revenue (Sierra Pacific Power Co. Project)
     6.70%, 11/1/2032 (Insured; MBIA)..........................................               10,000,000       10,984,600
   Gas and Water Facilities Revenue, Refunding (Sierra Pacific)
     6.30%, 12/1/2014 (Insured; AMBAC).........................................                5,375,000        5,845,420
New Hampshire--4.1%
Business Finance Authority of the State of New Hampshire:
   PCR, Refunding (Public Service Co. of New Hampshire Project)
     6%, 5/1/2021..............................................................               15,500,000       15,575,640

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              February 28, 1999 (Unaudited)

                                                                                            Principal
Long-Term Municipal Investments (continued)                                                   Amount            Value
-------------------------------------------------------------------------------           --------------    -------------
New Hampshire (continued)
Business Finance Authority of the State of New Hampshire (continued):
   State Guaranteed Airport Revenue (Manchester Airport Project):
     6.50%, 1/1/2019...........................................................           $   12,600,000   $   13,541,976
     6.375%, 1/1/2022..........................................................                8,650,000        9,243,909
New Hampshire Housing Finance Authority:
   Multi-Family Housing:
     7.55%, 7/1/2013...........................................................                4,205,000        4,814,977
     (Mariners Village Project)
       6.60%, 1/1/2038 (Insured; FHA)..........................................                7,365,000        7,879,666
   Single Family Mortgage:
     7.25%, 1/1/2016...........................................................                2,720,000        2,954,709
     6.55%, 7/1/2026...........................................................               20,230,000       21,562,348
   Single Family Residential Mortgage:
     7.10%, 1/1/2023...........................................................               19,560,000       20,534,284
     7.75%, 7/1/2023...........................................................               13,185,000       13,967,793
     6.85%, 1/1/2025...........................................................                8,860,000        9,406,928
     6.95%, 1/1/2026...........................................................                8,775,000        9,373,981
New Jersey--2.0%
New Jersey Economic Development Authority, PCR
   (Public Service Electric and Gas Co. Project)
   6.40%, 5/1/2032 (Insured; MBIA).............................................               32,040,000       35,591,314
New Jersey Housing and Mortgage Finance Agency, Revenue:
   6%, 11/1/2002...............................................................                5,000,000        5,198,100
   6.45%, 11/1/2007............................................................               15,260,000       16,333,846
Pollution Control Financing Authority of Salem County, PCR, Refunding
   (Public Service Electric and Gas Co. Project)
   6.25%, 6/1/2031 (Insured; MBIA).............................................                6,500,000        7,235,540
New Mexico--.6%
Albuquerque, HR, Refunding (Presbyterian Health Care Services)
   6.375%, 8/1/2007 (Insured; MBIA) ...........................................                4,500,000        4,940,685
New Mexico Educational Assistance Foundation, Student Loan Revenue
   7.45%, 3/1/2010.............................................................                8,130,000        8,868,285
New Mexico Mortgage Financing Authority
   6.80%, 1/1/2026.............................................................                5,500,000        6,288,700
New York--15.9%
Long Island Power Authority Electric System General Revenue:
   5.50%, 12/1/2012 (Insured; FSA).............................................               10,750,000       11,814,250
   5.50%, 12/1/2029............................................................               21,465,000       22,140,504
Metropolitan Transportation Authority (Dedicated Tax Fund)
   4.50%, 4/1/2018 (Insured; FGIC).............................................                8,800,000        8,288,104
New York City:
   7.50%, 2/1/2003.............................................................                9,000,000        9,999,180
   7.25%, 8/15/2007............................................................               13,790,000       16,673,765
   6.375%, 8/15/2011 (Prerefunded 8/15/2005) (b)...............................                6,565,000        7,518,960

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              February 28, 1999 (Unaudited)

                                                                                            Principal
Long-Term Municipal Investments (continued)                                                   Amount            Value
-------------------------------------------------------------------------------           --------------    -------------

New York (continued)
New York City (continued):
   6.375%, 8/15/2011...........................................................           $   24,720,000   $   27,777,370
   5.75%, 2/1/2014.............................................................               25,055,000       26,844,178
   5.75%, 2/1/2015.............................................................               18,145,000       19,351,824
   5.75%, 2/1/2017.............................................................               22,500,000       23,914,350
   5.875%, 3/15/2018...........................................................               23,000,000       24,717,870
   5.875%, 2/15/2019...........................................................               23,715,000       25,472,519
   6%, 2/1/2022................................................................               12,750,000       13,876,590
   5.875%, 8/1/2024............................................................               23,510,000       25,343,780
   6.125%, 8/1/2025............................................................               22,625,000       24,925,284
New York State Dormitory Authority:
   LR (Municipal Health Facilities Improvement Program)
     4.75%, 1/15/2029 (Insured; FSA)...........................................                9,000,000        8,538,840
   Revenue:
     (City University) 7.50%, 7/1/2010.........................................               10,000,000       12,150,900
     (New York and Presbyterian Hospital) Refunding
       4.75%, 8/1/2027 (Insured; AMBAC)........................................               38,750,000       36,696,637
     (State University Educational Facilities)
       4.75%, 5/15/2028........................................................               45,075,000       42,265,926
New York State Energy, Research and Development Authority,
   Electric Facilities Revenue (Con Edison Co. Project)
   7.50%, 1/1/2026.............................................................               15,000,000       15,623,850
New York State Housing Finance Agency, Revenue, Refunding (Housing Project
Mortgage)
   6.125%, 11/1/2020 (Insured; FSA)............................................               11,960,000       12,930,195
New York State Local Government Assistance Corp., Refunding:
   5.25%, 4/1/2016 (Insured; AMBAC)............................................               10,000,000       10,526,300
   4.375%, 4/1/2018 (Insured; FGIC)............................................               11,175,000       10,347,603
New York State Mortgage Agency, Revenue (Homeowner Mortgage)
   6.65%, 10/1/2025............................................................               21,610,000       23,459,600
Port Authority of New York and New Jersey, Refunding:
   4.25%, 10/1/2026 (Insured; FGIC)............................................               32,850,000       29,114,955
   4.375%, 10/1/2033 (Insured; FGIC)...........................................                7,995,000        7,134,258
North Carolina--1.2%
City of Charlotte, Charlotte/Douglas International Airport,
   Special Facility Refunding Revenue (US Airways, Inc. Project)
   5.60%, 7/1/2027.............................................................               12,280,000       12,090,397
North Carolina Housing Finance Agency, Single Family Revenue
   6.50%, 9/1/2026.............................................................                5,980,000        6,394,354
Pitt County, Revenue (Pitt County Memorial Hospital)
   6.90%, 12/1/2021 (Prerefunded 12/1/2001) (b)................................               12,000,000       13,311,840
Winston Salem, COP 6.90%, 6/1/2011 (Prerefunded 6/1/2001) (b...................                5,245,000        5,736,771

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              February 28, 1999 (Unaudited)

                                                                                            Principal
Long-Term Municipal Investments (continued)                                                   Amount            Value
-------------------------------------------------------------------------------           --------------    -------------

North Dakota--.2%
North Dakota Housing Finance Agency
   (Housing Mortgage Finance Program) 6.75%, 7/1/2025..........................           $    5,845,000   $    6,269,230
Ohio--1.6%
Cleveland, Airport Revenue Special (Continental Airlines Inc. Project)
   5.375%, 9/15/2027...........................................................               27,600,000       26,834,100
Cuyahoga County, HR (Meridia Health System)
   7%, 8/15/2023 (Prerefunded 8/15/2001) (b)...................................                7,000,000        7,721,630
Ohio Turnpike Commission, Turnpike Revenue 4.50%, 2/15/2024 (Insured; FGIC)....               17,580,000       16,298,594
Oklahoma--1.0%
Claremore Industrial and Redevelopment Authority, EDR
   (Yuba Project) 8.375%, 7/1/2011.............................................                7,500,000        8,034,600
Southern Oklahoma Memorial Hospital Authority, HR
   6.60%, 12/1/2012 (Prerefunded 12/1/2002) (b)................................                5,725,000        6,392,993
Tulsa Municipal Airport Trust, Revenue
   (AMR Corp.) 7.60%, 12/1/2030................................................               14,390,000       15,624,806
Pennsylvania--1.0%
Delaware County Industrial Development Authority, Water Facilities Revenue
   (Philadelphia Suburban Water) 6.35%, 8/15/2025 (Insured; FGIC)..............               10,000,000       11,121,500
Geisinger Authority, Health System Revenue
   (Penn State Geisinger Health System) 5%, 8/15/2028..........................                6,890,000        6,608,130
Quakertown General Authority, Revenue (Community Mental Health/Retardation)
   8.875%, 11/1/2010...........................................................                3,615,000        3,870,797
Saint Mary Hospital Authority (Bucks County) Revenue
   (Catholic Health Initiatives) 5%, 12/1/2028.................................               10,125,000        9,723,037
Rhode Island--1.2%
Rhode Island Housing and Mortgage Finance Corp.
   (Homeownership Opportunity):
     6.95%, 4/1/2022...........................................................                9,215,000        9,899,214
     6.60%, 10/1/2025..........................................................               10,210,000       10,907,751
     6.50%, 4/1/2027...........................................................               11,835,000       12,485,925
     6.85%, 4/1/2027...........................................................                3,525,000        3,677,139
South Carolina--3.1%
Piedmont Municipal Power Agency, Electric Revenue, Refunding:
   5.25%, 1/1/2021.............................................................               10,000,000        9,579,500
   6.60%, 1/1/2021.............................................................               24,650,000       24,710,392
   4.75%, 1/1/2025 (Insured; MBIA).............................................               31,550,000       29,993,638
Richland County, Solid Waste Disposal Facilities Revenue
   (Union Camp Corp. Project) 7.125%, 9/1/2021.................................                6,250,000        6,791,563

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              February 28, 1999 (Unaudited)

                                                                                            Principal
Long-Term Municipal Investments (continued)                                                   Amount            Value
-------------------------------------------------------------------------------           --------------    -------------

South Carolina (continued)
South Carolina Housing Finance and Development Authority,
   Mortgage Revenue:
     6.55%, 7/1/2015...........................................................           $    3,950,000   $    4,240,167
     6.75%, 7/1/2026...........................................................                6,270,000        6,716,048
     6.70%, 7/1/2027...........................................................                6,770,000        7,275,516
South Carolina Transporation Infrastructure Bank Revenue
   4.50%, 10/1/2016 (Insured; MBIA)............................................                7,000,000        6,668,060
Tennessee--.8%
Montgomery County Health, Educational and Housing Facility Board,
   HR, Refunding and Improvement (Clarksville Regional Health System)
   5.375%, 1/1/2018............................................................                3,250,000        3,194,588
Tennessee Housing Development Agency, Mortgage Finance
   6.55%, 7/1/2026.............................................................               19,740,000       21,159,898
Texas--8.3%
Alliance Airport Authority Inc., Special Facilities Revenue:
   9.50%, 4/1/2021 (a).........................................................               28,035,000       32,644,515
   (American Airlines Inc. Project) 7%, 12/1/2011..............................               12,330,000       14,557,908
Angelina and Neches River Authority, SWDR (Champion International Corp.
Project)
   7.375%, 5/1/2015............................................................                5,570,000        6,035,485
Austin Independent School District (Permanent School Fund Guaranteed)
   4.50%, 8/1/2018.............................................................               14,200,000       13,331,812
Bell County Health Facilities Development Corp., Retirement Facility Revenue
   (Buckner Retirement Services, Inc. Obligated Group Project)
   5.25%, 11/15/2028...........................................................               25,000,000       24,141,250
Gulf Coast Waste Disposal Authority, Revenue:
   (Champion International Corp.) 7.375%, 10/1/2025............................               12,000,000       13,075,920
   Solid Waste Disposal (Occidental Petroleum Corp. Project) 7%, 11/1/2020.....                7,725,000        8,361,154
Harris County Hospital District, Mortgage Revenue, Refunding
   7.40%, 2/15/2010 (Insured; AMBAC)...........................................                8,355,000       10,107,043
Houston Hotel Occupancy Tax, Revenue 7%, 7/1/2009 (Insured; FGIC)
   (Prerefunded 7/1/2001) (b)..................................................               12,225,000       13,207,646
Houston Independent School District (Permanent School Fund Guaranteed)
   Refunding 4.75%, 2/15/2026..................................................               25,000,000       23,672,500
Houston, Water and Sewer System Revenue, Refunding (Junior Lein)
   Zero Coupon, 12/1/2026 (Insured; FSA).......................................              100,520,000       23,825,250
Lower Colorado River Authority, Revenue (Junior Lein - Seventh Supply)
   4.75%, 1/1/2028 (Insured; FSA)..............................................               14,000,000       13,252,960
Rio Grande Valley Health Facilities Development Corp., HR, Refunding
   (Valley Baptist Medical Center Project) 6.40%, 8/1/2016 ....................               11,200,000       12,258,288
Tarrant County Health Facilities Development Corp., Health System Revenue,
   Refunding (Texas Health Resources System) 5.75%, 2/15/2014 (Insured; MBIA)..                9,470,000       10,449,387

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              February 28, 1999 (Unaudited)

                                                                                            Principal
Long-Term Municipal Investments (continued)                                                   Amount            Value
-------------------------------------------------------------------------------           --------------    -------------

Texas (continued)
Texas, GO (Veterans Housing Assistance Fund):
   7%, 12/1/2025...............................................................           $    9,295,000   $   10,057,841
   Refunding 6.45%, 12/1/2020..................................................               15,210,000       16,345,122
Texas Public Property Finance Corp., Revenue
   (Mental Health and Retardation Project)
   8.75%, 11/1/2010............................................................                4,745,000        4,979,688
Texas Turnpike Authority, Dallas North Thruway Revenue
   (President George Bush Turnpike) 5.25%, 1/1/2023 (Insured; FGIC)............                8,725,000        8,844,533
Utah--1.9%
Carbon County, SWDR, Refunding (Sunnyside Cogeneration) 9.25%, 7/1/2018 (e)....               20,000,000       12,004,000
Intermountain Power Agency, Power Supply Revenue, Refunding
   6.15%, 7/1/2014 (Insured; MBIA).............................................               15,000,000       16,844,550
Tooele County, Hazardous Waste Treatment Revenue
   (Union Pacific Project) 5.70%, 11/1/2026....................................               13,500,000       13,387,275
Utah Housing Finance Agency, Single Family Mortgage:
   6.55%, 1/1/2022.............................................................                3,535,000        3,773,259
   6.40%, 1/1/2027.............................................................                5,765,000        6,140,820
   6.65%, 7/1/2027.............................................................                6,595,000        7,078,545
   7%, 7/1/2027................................................................                1,940,000        2,084,297
Vermont--.4%
Vermont Housing Finance Agency, Single Family Housing 6.875%, 5/1/2025.........               10,500,000       11,154,360
Virginia--1.4%
Giles County Industrial Development Authority,
   Solid Waste Disposal Facility Revenue (Hoechst Celanese Corp. Project)
   6.625%, 12/1/2022...........................................................                8,715,000         9,326,880
Virginia Housing Development Authority, Commonwealth Mortgage:
   6.70%, 1/1/2022.............................................................                6,950,000         7,393,202
   6.40%, 7/1/2022 (Insured; MBIA).............................................               24,000,000        25,847,280
Washington--.8%
Central Puget Sound Regional Transit Authority, Sales Tax Motor Vehicle
   Excise Tax Revenue 4.75%, 2/1/2028 (Insured; FGIC)..........................               16,500,000        15,524,025
Public Utility District No. 1 of Chelan County,
   Chelan Hydro Consolidated System Revenue 6.55%, 7/1/2023....................               10,000,000        10,898,500
West Virgina--.3%
Braxton County, Solid Waste Disposal Revenue (Weyerhaeuser Co. Project)
   6.50%, 4/1/2025.............................................................                8,000,000         8,722,000
Wisconsin--.3%
Madison, IDR (Madison Gas and Electric Co. Project)
   6.75%, 4/1/2027.............................................................               10,000,000        10,809,900

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Investments (continued)              February 28, 1999 (Unaudited)

                                                                                            Principal
Long-Term Municipal Investments (continued)                                                   Amount            Value
-------------------------------------------------------------------------------           --------------    -------------

Wyoming--1.1%
Sweetwater County:
   PCR, Refunding (Idaho Power Co. Project) 6.05%, 7/15/2026...................           $   17,000,000   $   18,093,780
   SWDR (FMC Corp. Project) 6.90%, 9/1/2024....................................               16,225,000       17,768,809
U.S. Related--.2%
Commonwealth of Puerto Rico, Public Improvement
   5.25%, 7/1/2016.............................................................                5,500,000        5,772,250
                                                                                                          ---------------
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
   (cost $2,971,033,631).......................................................                            $3,109,132,456
                                                                                                          ===============



Principal
Short-Term Municipal Investments--.2%                                                         Amount            Value
-------------------------------------------------------------------------------           --------------    -------------

Michigan--.0%
Midland County Economic Development Corp., Economic Development Ltd.
   Obligation Revenue, VRDN (Dow Chemical Co. Project) 3.25% (f)...............          $    1,500,000   $    1,500,000
Minnesota--.1%
City of Wadena, IDR, VRDN (Homecrest Industries Inc. Project)
   3.10% (LOC; U.S. Bank National Association) (f).............................               3,100,000        3,100,000
Pennsylvania--.1%
Schuylkill County Industrial Development Authority, RRR, Refunding
   VRDN (Northeastern Power Co.) 3.20% (LOC; Credit Local De France) (f).......               3,400,000        3,400,000
                                                                                                         ---------------
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
   (cost $8,000,000)...........................................................                        $       8,000,000
                                                                                                         ===============

TOTAL INVESTMENTS
   (cost $2,979,033,631).......................................................                   99.3%  $ 3,117,132,456
                                                                                                 ------  ---------------
                                                                                                         ---------------

CASH AND RECEIVABLES (NET).....................................................                     .7%  $    21,201,870
                                                                                                 ------   ---------------
                                                                                                 ------  ---------------

NET ASSETS.....................................................................                  100.0%  $ 3,138,334,326
                                                                                                 ======  ===============

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Summary of Abbreviations


AMBAC     American Municipal Bond Assurance Corporation         IDR     Industrial Development Revenue
COP       Certificate of Participation                          LOC     Letter of Credit
EDR       Economic Development Revenue                          LR      Lease Revenue
FGIC      Financial Guaranty Insurance Company                  MBIA    Municipal Bond Investors Assurance
FHA       Federal Housing Administration                                  Insurance Corporation
FSA       Financial Security Assurance                          PCR     Pollution Control Revenue
GO        General Obligation                                    RRR     Resources Recovery Revenue
HR        Hospital Revenue                                      SFMR    Single Family Mortgage Revenue
                                                                SWDR    Solid Waste Disposal Revenue
                                                                VRDN    Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)
------------------------------------------------------------------------------

Fitch          or          Moody's          or          Standard & Poor's          Percentage of Value
----                       --------                     ------------------         --------------------
AAA                        Aaa                          AAA                              38.0%
AA                         Aa                           AA                               21.5
A                          A                            A                                19.5
BBB                        Baa                          BBB                              12.6
BB                         Ba                           BB                                2.3
B                          B                            B                                 1.1
F1                         MIG1/P1                      SP1/A1                             .2
Not Rated (g)              Not Rated (g)                Not Rated (g)                     4.8
                                                                                      -------
                                                                                        100.0%
                                                                                      =======


Notes to Statement of Investments:
------------------------------------------------------------------------------

(a) Inverse floater security-the interest rate is subject to change periodically.
(b) Bonds which are prerefunded are collateralized by U.S. government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, these securities amounted to $21,100,806 or .7% of net assets.
(d) Purchased on a delayed delivery basis.
(e) Non-income producing security; interest payment in default.
(f) Securities payable on demand. Variable interest rate-subject to periodic change.
(g) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.



                              See notes to financial statements.

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Assets and Liabilities               February 28, 1999 (Unaudited)

                                                                                          Cost              Value
                                                                                      ---------------   ---------------
ASSETS:          Investments in securities--See Statement of Investments........      $2,979,033,631     $3,117,132,456
                 Cash...........................................................                              5,388,618
                 Interest receivable............................................                             43,725,668
                 Receivable for investment securities sold......................                             14,113,315
                 Receivable for shares of Common Stock subscribed...............                                    210
                 Prepaid expenses...............................................                                195,541
                                                                                                       ----------------
                                                                                                          3,180,555,808
                                                                                                       ----------------

LIABILITIES:     Due to The Dreyfus Corporation and affiliates..................                              1,264,703
                 Payable for investment securities purchased....................                             39,346,312
                 Payable for shares of Common Stock redeemed....................                                631,311
                 Accrued expenses...............................................                                979,156
                                                                                                       ----------------
                                                                                                             42,221,482
                                                                                                       ----------------

NET ASSETS......................................................................                         $3,138,334,326
                                                                                                       ================


REPRESENTED BY:  Paid-in capital................................................                         $2,984,107,793
                 Accumulated undistributed investment income--net                                               849,823
                 Accumulated net realized gain (loss) on investments                                         15,277,885
                 Accumulated net unrealized appreciation (depreciation)
                   on investments--Note 4.......................................                            138,098,825
                                                                                                       ----------------


NET ASSETS......................................................................                         $3,138,334,326
                                                                                                       ================

SHARES OUTSTANDING
(600 million shares of $.01 par value Common Stock authorized)..................                            250,510,940

NET ASSET VALUE, offering and redemption price per share--Note 3(d).............                                 $12.53
                                                                                                                 ======





                                           See notes to financial statements.

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Operations          Six Months Ended February 28, 1999 (Unaudited)


INVESTMENT INCOME
INCOME                  Interest Income.  .....................................                         $ 90,669,264

EXPENSES:               Management fee--Note 3(a)...............................    $   9,660,535
                        Shareholder servicing costs--Note 3(b)..................        1,833,786
                        Custodian fees.........................................            77,129
                        Registration fees......................................            46,954
                        Directors' fees and expenses--Note 3(c).................           36,509
                        Prospectus and shareholders' reports...................            35,274
                        Professional fees......................................            24,591
                        Loan commitment fees--Note 2............................            7,443
                        Miscellaneous..........................................            34,093
                                                                                   --------------
                             Total Expenses....................................       11,756,314
                        Less--reduction in management fee due to
                          undertaking--Note 3(a)................................         (27,601)
                                                                                   --------------
                        Net Expenses...........................................                           11,728,713
                                                                                                      --------------
INVESTMENT INCOME--NET..........................................................                          78,940,551

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                        Net realized gain (loss) on investments................     $ 29,848,255
                        Net unrealized appreciation (depreciation)
                          on investments.......................................      (56,002,071)
                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.........................                          (26,153,816)
                                                                                                      --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................                       $   52,786,735
                                                                                                      ==============



                                           See notes to financial statements.

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                   Six Months Ended
                                                                                  February 28, 1999        Year Ended
                                                                                      (Unaudited)       August 31, 1998
                                                                                  -----------------    ----------------
OPERATIONS:
   Investment income--net.....................................................     $     78,940,551     $   169,772,612
   Net realized gain (loss) on investments....................................           29,848,255          49,477,334
   Net unrealized appreciation (depreciation) on investments..................          (56,002,071)         53,807,416
                                                                                    ---------------     ---------------
         Net Increase (Decrease) in Net Assets Resulting from Operations......           52,786,735         273,057,362
                                                                                    ---------------     ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Investment income--net.....................................................          (78,090,728)       (170,739,421)
   Net realized gain on investments...........................................          (57,678,882)        (18,847,051)
                                                                                    ---------------     ---------------

          Total Dividends.....................................................         (135,769,610)       (189,586,472)
                                                                                    ---------------     ---------------

CAPITAL STOCK TRANSACTIONS:
   Net proceeds from shares sold..............................................          464,815,258       1,928,492,791
   Dividends reinvested.......................................................           89,968,311         118,802,455
   Cost of shares redeemed....................................................         (668,449,739)     (2,250,558,450)
                                                                                    ---------------     ---------------

          Increase (Decrease) in Net Assets from Capital Stock Transactions...         (113,666,170)       (203,263,204)
                                                                                    ---------------     ---------------

              Total Increase (Decrease) in Net Assets.........................         (196,649,045)       (119,792,314)
NET ASSETS:
   Beginning of Period........................................................        3,334,983,371       3,454,775,685
                                                                                    ---------------     ---------------

   End of Period..............................................................      $ 3,138,334,326     $ 3,334,983,371
                                                                                    ===============     ===============

Undistributed investment income--net..........................................      $       849,823           --
                                                                                    ---------------     ---------------

                                                                                         Shares              Shares
                                                                                    ---------------     ---------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold ...............................................................           36,526,849         152,496,991
   Shares issued for dividends reinvested.....................................            7,096,451           9,353,598
   Shares redeemed............................................................          (52,559,700)       (177,759,994)
                                                                                    ---------------     ---------------

        Net Increase (Decrease) in Shares Outstanding.........................           (8,936,400)        (15,909,405)
                                                                                    ===============     ===============

                                        See notes to financial statements.

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
Financial Highlights
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                            Six Months Ended
                                           February 28, 1999                  Year Ended August 31,
                                                               -------------------------------------------------------
PER SHARE DATA:                               (Unaudited)       1998        1997        1996           1995        1994
                                             ----------        -------     -------     -------        -------     -------
                                                                                        C>
   Net asset value, beginning of period......    $12.85         $12.55      $12.23      $12.41         $12.39      $13.68
                                                 ------         ------      ------      ------         ------      ------
Investment Operations:
   Investment income--net....................       .31            .64         .67         .69            .72         .75
   Net realized and unrealized gain (loss)
     on investments..........................      (.10)           .37         .33        (.18)           .09        (.96)
                                                 ------         ------      ------      ------         ------      ------

   Total from Investment Operations..........       .21           1.01        1.00         .51            .81        (.21)
                                                 ------         ------      ------      ------         ------      ------

   Distributions:
   Dividends from investment income--net.....      (.31)          (.64)       (.67)       (.69)          (.72)       (.75)
   Dividends from net realized
     gain on investments.....................      (.22)          (.07)       (.01)          --           (.07)       (.33)
                                                 ------         ------      ------      ------         ------      ------

   Total Distributions.......................      (.53)          (.71)       (.68)       (.69)          (.79)      (1.08)
                                                 ------         ------      ------      ------         ------      ------

   Net asset value, end of period............    $12.53         $12.85      $12.55      $12.23         $12.41      $12.39
                                                 ======         ======      ======      ======         ======      ======

TOTAL INVESTMENT RETURN......................      3.15%(1)       8.36%       8.24%       4.16%          6.93%      (1.63%)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets...       .73%(1)        .73%        .71%        .71%           .70%        .68%
   Ratio of net investment income to average
     net assets..............................      4.90%(1)       5.04%       5.39%       5.57%          5.94%       5.80%
   Decrease reflected in above expense ratios
     due to undertakings by the Manager......       .00%(1,2)      .01%          --           --              --           --
   Portfolio Turnover Rate...................     31.74%(3)      63.07%      66.89%      64.48%         51.55%      36.25%
   Net Assets, end of period (000's Omitted) $3,138,334     $3,334,983  $3,454,776  $3,572,286     $3,936,734  $4,008,477

-------------------

(1) Annualized.
(2) Amount represents less than .01%.
(3) Not annualized.

                                            See notes to financial statements.

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

   Dreyfus Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities (excluding financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

   (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

   (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended February 28, 1999, the Fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

   (a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager had undertaken from September 1, 1998 through February 28, 1999 to reduce the management fees paid by, or reimburse such excess expenses of the Fund, to the extent that the Fund's aggregate annual expenses (excluding taxes, brokerage, interest on borrowings, commitment fees and extraordinary expenses) exceeded an annual rate of .74 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $27,601 during the period ended February 28, 1999.

   (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 1999, the Fund was charged $1,103,974 pursuant to the Shareholder Services Plan.

   The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended February 28, 1999, the Fund was charged $479,180 pursuant to the transfer agency agreement.

   (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation and the Director Emeritus receives 50% of such compensation.

Dreyfus Municipal Bond Fund, Inc.
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

   (d) A .10% redemption fee is charged and retained by the Fund on shares redeemed within fifteen days of their issuance, including on redemptions made through the use of the Fund Exchanges privilege. During the period ended February 28, 1999, redemption fees retained by the Fund amounted to $63,012.

NOTE 4--Securities Transactions:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 1999 amounted to $1,020,742,380 and $1,155,651,029, respectively.

   At February 28, 1999, accumulated net unrealized appreciation on investments was $138,098,825, consisting of $167,864,905 gross unrealized appreciation and $29,766,080 gross unrealized depreciation.

   At February 28, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Municipal Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940


Printed in U.S.A.                                             054SA992